N-4	May 26, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	May 26, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective May 1, 2023, the underlying fund information related to Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Schwab VIT Growth Portfolio; Charles Schwab Investment Management, Inc.	0.55%	-17.24%	3.19%	5.59%

Schwab VIT Growth Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Schwab VIT Growth Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(17.24%)
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	5.59%